Cash and Cash Equivalents - Summary of Components of Other Payments for Operating Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS
VAT tax debit	$ (80,921,378)	$ (135,096,018)	$ (123,065,058)
Tax on emissions	(16,465,950)	(23,800,541)	(15,563,495)
Others	(11,018,067)	(11,394,034)	(15,871,496)
Total	$ (108,405,395)	$ (170,290,593)	$ (154,500,049)